CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (1,304,691)	$ (3,198,613)	$ (7,735,464)	$ (6,823,789)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	172,775	168,191	344,128	300,909
Provision for doubleful accounts	19,141		23,762
Amortization of debt discounts		125,550	223,419	751,126
Amortization of deferred financing costs				234,500
Interest from warrant modification		460,949	460,949
Loss on debt conversion inducement			413,917
Loss on settlement of notes payable				6,810,982
Change in fair value of derivative liabilities		(2,030)	(2,030)	(7,630,434)
Loss on modification of warrants				1,027,371
Stock based compensation	168,897	1,109,565	3,731,915	2,530,061
Common stock issued for services rendered	128,401	80,000	195,468
Changes in operating assets and liabilities:
Accounts receivable	68,637	(65,287)	(126,857)	(20,432)
Prepaid expenses and other current assets	2,444	35,430	7,015	(54,319)
Accounts payable	83,539	(56,197)	(136,625)	221,821
Accrued expenses	(129,486)	44,396	231,648	(94,697)
Deferred revenue	(1,100)	48,069	1,100	(10,000)
Net cash used in operating activities	(791,443)	(1,249,977)	(2,367,655)	(2,756,901)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of fixed assets	(6,506)		(1,180)
Software development costs	(150,615)	(63,434)	(149,132)	(205,515)
Net cash used in investing activities	(157,121)	(63,434)	(150,312)	(205,515)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sale of common stock			1,330,000	1,501,000
Proceeds from notes payable				2,600,000
Fees paid to third party in connection with notes payable issuance				(62,500)
Proceeds from exercise of options		21,728	21,728
Deferred offering costs	(79,912)
Proceeds from exercise of warrants		1,024,558	1,024,558
Repayments of convertible notes payable			(50,000)
Net cash provided by financing activities	(79,912)	1,046,286	2,326,286	4,038,500
Net (decrease) increase in cash	(1,028,476)	(267,125)	(191,681)	1,076,084
Cash at beginning of period	1,103,201	1,294,882	1,294,882	218,798
Cash at end of period	74,725	$ 1,027,757	1,103,201	1,294,882
SUPPLEMENTAL INFORMATION
Cash paid for interest	$ 1,473		$ 29,127	$ 63,510
Cash paid for income taxes
Non-cash investing and financing activities:
Issuance of shares upon conversion of Series A convertible preferred stock	$ 16
Conversion of notes payable and accounts payable-former affiliate to common stock				$ 553,363
Acquisition of technology in exchange for issuance of common stock
Conversion of notes payable to common and preferred stock			$ 550,000	$ 2,915,000
Conversion of accrued interest on notes payable to common stock				149,106
Reclassification of derivative liability to equity				6,384,814
Reclassification of warrants as derivative liability				2,013,972
Shares issued to third party as debt discount on notes payable				229,691
Common stock issued to acquire software				150,000
Issuance of shares as deferred financing costs related to notes payable				172,000
Issuance of stock to settle accounts payable				277,039
Warrant [Member]
Non-cash investing and financing activities:
Fair value of conversion option issued				3,041,342
Convertible Notes Payable [Member]
Non-cash investing and financing activities:
Fair value of conversion option issued				$ 11,930